Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

7.	INTANGIBLE ASSETS, NET
Intangible assets, net consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Trade name	636,902	689,333
Active user	340,523	368,555
Technology	25,949	28,086
License	51,178	51,178
Less: accumulated amortization	(521,184)	(526,300)
Less: accumulated impairment loss	(538,109)	(538,109)
Exchange difference	32,061	(50,540)

Net book value	27,320	22,203

Amortization expenses charged to the consolidated statements of operations for the years ended December 31, 2020, 2021 and 2022 were RMB157,258, RMB109,062 and RMB5,116, respectively. The impairment loss on acquired intangible assets was nil, RMB538,109 and nil for the years ended December 31, 2020, 2021 and 2022. Refer to Note 8 for further details.
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

For the year ended December 31,	Amounts
2023	5,116
2024	5,116
2025	5,116
2026	5,116
2027	1,358
Thereafter	381

Total	22,203